Variable interest entities - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Variable Interests And Equity Method Investments Disclosure [Abstract]
Maximum exposure to losses in consolidated VIEs	$ 1.6	$ 1.5